Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Provision [Abstract]
Schedule of provisions

A.	Composition and changes in the provision

Site restoration and equipment dismantling (1)	Legal claims	Other	Total
$ millions

Balance as of January 1, 2022	283	13	41	337
Provisions recorded during the year	-	36	3	39
Provisions reversed during the year	(10)	(1)	(1)	(12)
Effect of change in discount rate	(18)	-	-	(18)
Payments during the year	(17)	(3)	(1)	(21)
Translation differences	(10)	-	-	(10)
Balance as of December 31, 2022	228	45	42	315

(1)	Main items under 'Site restoration and equipment dismantling':